Nov. 2, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control -- EDGAR

RE:        RiverSource Special Tax-Exempt Series Trust
                  RiverSource Massachusetts Tax-Exempt Fund
                  RiverSource Michigan Tax-Exempt Fund
                  RiverSource Minnesota Tax-Exempt Fund
                  RiverSource New York Tax-Exempt Fund
                  RiverSource Ohio Tax-Exempt Fund
           Post-Effective Amendment No. 45
           File Nos. 33-05102/811-04647
           Accession Number: 0000950137-07-016201

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 45 (Amendment). This Amendment was filed electronically on Oct. 30, 2007.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
----------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.